Compulsory and other deposits at central banks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Compulsory And Other Deposits At Central Banks
Compulsory deposits (i)	$ 3,342,894	$ 2,026,516
Reserve at central bank - Instant payments (ii)	2,953,515	751,503
Reserve at central bank - Electronic money (iii)	1,151,074
Total	$ 7,447,483	$ 2,778,019